Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in Carrying Amount of Goodwill
Goodwill	$ 52.5	$ 52.5	$ 52.5
Impairment Losses	0.0	0.0
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization of Intangible Assets		$ 2.0	3.0
Acquired Customer Contracts [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life		5 years
Gross Carrying Amount		$ 58.3
Accumulated Amortization		58.3
Corporate and Other [Member]
Changes in Carrying Amount of Goodwill
Goodwill	37.1	37.1	37.1
Impairment Losses	0.0	0.0
Generation and Marketing [Member]
Changes in Carrying Amount of Goodwill
Goodwill	15.4	15.4	$ 15.4
Impairment Losses	$ 0.0	$ 0.0